Non-Controlling Interests (Details) - MYR (RM)	Jul. 01, 2024	Oct. 06, 2023	May 31, 2024
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary		100.00%
Total consideration (in Ringgits)	RM 400,000	RM 1
Additional shares acquired (in Shares)			49,000
Percentage of equity interest			49.00%
Acquisition of equity interest, consideration transferred (in Ringgits)			RM 49,000
Bottom of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest			51.00%
Top of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest			100.00%